PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property And Equipment
Property and equipment

	Computer and Office Equipment	Production Equipment and Other	Land	Leasehold Improvements	Right-of- use Assets	Total
	$	$	$	$	$	$
COST
Balance - October 31, 2022	16,283	543,032	-	7,982,520	4,279,409	12,821,244
Additions	-	434,736	-	990,469	2,583,661	4,008,866
Disposals	-	(3,339)	-	(3,862)	(599,707)	(606,908)
Balance - October 31, 2023	16,283	974,429	-	8,969,127	6,263,363	16,223,202
Additions	-	14,109	-	226,921	528,980	770,010
Disposals	-	(70,198)	-	(131,646)	(185,826)	(387,670)
Balance - December 31, 2023	16,283	918,340	-	9,064,402	6,606,517	16,605,542
Additions	-	51,800	1,533,793	991,237	3,495,249	6,072,078
Disposals	-	-	-	(22,474)	(689,237)	(711,711)
Balance - December 31, 2024	16,283	971,140	1,533,793	10,033,165	9,412,529	21,965,909
ACCUMULATED AMORTIZATION
Balance - October 31, 2022	16,283	309,405	-	2,717,541	2,043,114	5,086,343
Amortization for the period	-	94,518	-	1,108,228	1,312,968	2,515,714
Disposals	-	(2,584)	-	(802)	(128,735)	(132,121)
Balance - October 31, 2023	16,283	401,339	-	3,824,967	3,227,347	7,469,936
Amortization for the period	-	26,866	-	197,164	285,392	509,422
Disposals	-	(54,726)	-	(47,038)	(92,949)	(194,713)
Balance - December 31, 2023	16,283	373,479	-	3,975,093	3,419,790	7,784,645
Amortization for the period	-	132,498	-	1,237,384	1,479,290	2,849,172
Disposals	-	-	-	(10,729)	(527,399)	(538,128)
Balance - December 31, 2024	16,283	505,977	1,533,793	5,201,748	4,371,680	10,095,689
NET BOOK VALUE
Balance - October 31, 2023	-	573,090	-	5,144,160	3,036,016	8,753,266
Balance - December 31, 2023	-	544,861	-	5,089,309	3,186,727	8,820,897
Balance - December 31, 2024	-	464,163	1,533,793	4,831,417	5,040,848	11,870,220